Supplemental cash flow disclosures - Summary of supplemental cash flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Supplemental cash flow disclosures [abstract]
Additions to property and equipment included in accounts payable and accrued liabilities	$ 12	$ 3
Additions to intangible assets included in accounts payable and accrued liabilities	0	9
Additions to intangible assets included in long-term obligations	0	7,822
Additions to intangible assets included in contributed surplus	0	1,028
Issuance of shares in connection with acquisitions of intangible assets	0	5
Initial recognition of right-of-use assets and lease liabilities	3,192	0
Reclassification of other liabilities to right-of-use-assets	$ 238	$ 0